Stock-Based Compensation and Employee Stock Purchase Program (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Activity Under Stock Incentive Plans

The following is a summary of stock option information and weighted average exercise prices under the Company’s stock incentive plans:

	Shares Subject to Outstanding Options	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding — Balance at December 31, 2024	205,475	$21.00	$516,378
Options expired	(13,964)	98.37	—
Outstanding — Balance at March 31, 2025	191,511	14.92	40,820
Vested and expected to vest — March 31, 2025	177,989	15.82	37,420
Exercisable — March 31, 2025	29,741	$79.12	$—

The following is a summary of stock option information and weighted average exercise prices under the Company’s stock incentive plans (in thousands, except share data and price per share):

	Shares Subject to Outstanding Options	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding — Balance at December 31, 2022	60,002	$115	$—
Options granted	26,021	6	—
Options exercised	—	—	—
Options forfeited	(5,644)	30	39,062
Options expired	(301)	121	—
Outstanding — Balance at December 31, 2023	80,078	85	—
Options granted	158,000	3	—
Options exercised	—	—	—
Options forfeited	(11,197)	24	397
Options expired	(21,406)	129	—
Outstanding — Balance at December 31, 2024	205,475	21	516,378
Vested and expected to vest — December 31, 2024	188,554	22	463,513
Exercisable —December 31, 2024	43,059	$86	$9,533

Weighted-Average Fair Value Assumption of Stock Option Awards

The fair value of stock option awards was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumption:

	Year Ended December 31,
Assumptions	2024	2023
Expected term (years)	8.04	7.06
Expected volatility	101%	124%
Risk-free interest rate	3.77%	3.61%
Expected dividend yield	—	—